1290 SmartBeta Equity Fund Investment Objectives and Goals - 1290 SmartBeta Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	1290 SmartBeta Equity Fund — Class A (TNBAX), Class I (TNBIX) and Class R (TNBRX) Shares
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to achieve long-term capital appreciation.